Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Adjustment of pension and postretirement benefit plans	$ 12,279	$ 39,978	$ 35,634
Amortization of net losses	(7,108)	(3,892)	(3,659)
Amortization of prior service cost	60	288	314
Unrealized holding gains (losses) on securities available-for-sale arising during the period- tax effect	9,280	(4,013)	(11,275)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	(13)	1,219	535
Unrealized net (gains) losses on cash flow hedges	4,052	3,589	2,612
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	(4,236)	(2,906)	(2,509)
Income tax expense	$ 14,314	$ 34,263	$ 21,652